Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 3,548	$ 3,222	$ 2,651
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(850)	(599)	(806)
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during the period		(242)	(363)	413
Reclassification adjustment		(49)	(52)	(58)
Total unrealized (loss) gain on assets available-for-sale		(291)	(415)	355
Defined benefit plans:
Prior service cost arising during the period		0	0	2
Net (loss) arising during the period		(108)	(65)	(479)
Foreign exchange adjustment		0	0	(1)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		57	69	77
Total defined benefit plans		(51)	4	(401)
Net unrealized gain (loss) on cash flow hedges		(4)	8	(15)
Total other comprehensive (loss), net of tax	[1]	(1,196)	(1,002)	(867)
Total comprehensive income		2,352	2,220	1,784
Net (income) attributable to noncontrolling interests		(1)	(64)	(84)
Other comprehensive loss attributable to noncontrolling interests		31	36	125
Comprehensive income applicable to the shareholders of The Bank of New York Mellon Corporation		$ 2,382	$ 2,192	$ 1,825

[1]	Other comprehensive (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(1,165) million for the year ended Dec. 31, 2016, $(966) million for the year ended Dec. 31, 2015 and $(742) million for the year ended Dec. 31, 2014.